Leases (Tables)	12 Months Ended
Apr. 25, 2014
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases and Operating Leases

Future minimum payments under capitalized leases and non-cancelable operating leases at April 25, 2014 are:

(in millions) Fiscal Year	Capitalized Leases	Operating Leases
2015	$18	$112
2016	17	77
2017	34	45
2018	22	21
2019	22	13
Thereafter	64	23

Total minimum lease payments	$177	$291
Less amounts representing interest	(24)	N/A

Present value of net minimum lease payments	$153	N/A